SEWARD & KISSEL LLP

901 K Street, N.W.

Suite 800

Washington, D.C. 20001

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

February 21, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Alliance California Municipal Income Fund, Inc. (the “Fund”)
File Nos. 333-82898 and 811-10575

Dear Sir or Madam:

Attached herewith for filing is the Fund’s Preliminary Proxy Statement under Section 14 of the Securities Exchange Act of 1934, as amended, and Rule 14a-6 thereunder.

Please call Paul M. Miller or the undersigned at (202) 737-8833 with any comments or questions.

Sincerely,

/s/ Lancelot A. King
Lancelot A. King

Attachment

cc: Paul M. Miller